Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Bank First Corp
Entity Central Index Key	0001746109
Amendment Flag	false
Bank First Retirement Plan
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false